FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash and cash equivalents	$ 2,943	$ 2,574	$ 2,048	$ 2,501
Restricted cash	157	212
Trade accounts receivable, prepaid expenses and other current assets	4,839	3,863
Inventories	17,745	17,986
Prepaid expenses and other current assets	2,802	1,931
Assets held for sale (note 5)	2,943
Total current assets	31,429	26,745
Non-current assets:
Goodwill and intangible assets	5,451	5,737
Property, plant and equipment and biological assets	34,290
Investments in associates and joint ventures (note 2 and 5)	4,711	5,084
Other investments	1,247	1,471
Deferred tax assets	7,496	7,055
Other assets	2,340
Total non-current assets	55,535	58,552
Total assets	86,964	85,297
Current liabilities:
Short-term debt and current portion of long-term debt (note 8)	4,556	2,785
Trade accounts payable, accrued expenses and other liabilities	12,418	13,428
Short-term provisions	491	410
Accrued expenses and other liabilities	4,090	4,505
Income tax liabilities	312	232
Liabilities held for sale (note 5)	846	50
Total current liabilities	22,713	21,410
Non-current liabilities:
Long-term debt, net of current portion (note 8)	8,963	10,143
Deferred tax liabilities	2,506	2,684
Deferred employee benefits	7,408	7,630
Long-term provisions	1,652	1,612
Other long-term obligations	1,387	963
Total non-current liabilities	21,916	23,032
Equity:
Equity attributable to the equity holders of the parent	40,320	38,789
Non-controlling interests	2,015	2,066
Total equity	42,335	40,855	$ 36,252	$ 32,325
Total liabilities and equity	86,964	$ 85,297
Restricted cash and cash equivalents environmental obligations	111
Restricted cash and cash equivalents mandatory convertible bonds	20
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt (note 8)	0
Trade accounts payable, accrued expenses and other liabilities	0
Short-term provisions	477
Accrued expenses and other liabilities	1,216
Income tax liabilities	312
Liabilities held for sale (note 5)	846
Total current liabilities	2,851
Non-current liabilities:
Long-term debt, net of current portion (note 8)	0
Deferred tax liabilities	2,506
Deferred employee benefits	7,408
Long-term provisions	1,652
Other long-term obligations	404
Total non-current liabilities	11,970
Equity:
Equity attributable to the equity holders of the parent	40,320
Non-controlling interests	2,015
Total equity	42,335
Total liabilities and equity	57,156
Non-financial assets
Cash and cash equivalents
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable, prepaid expenses and other current assets	0
Inventories	17,745
Prepaid expenses and other current assets	1,516
Assets held for sale (note 5)	2,943
Total current assets	22,204
Non-current assets:
Goodwill and intangible assets	5,451
Property, plant and equipment and biological assets	34,266
Investments in associates and joint ventures (note 2 and 5)	4,711
Other investments	0
Deferred tax assets	7,496
Other assets	346
Total non-current assets	52,270
Total assets	74,474
Financial assets | Assets at amortized cost
Cash and cash equivalents
Cash and cash equivalents	2,943
Restricted cash	157
Trade accounts receivable, prepaid expenses and other current assets	4,839
Inventories	0
Prepaid expenses and other current assets	741
Assets held for sale (note 5)	0
Total current assets	8,680
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures (note 2 and 5)	0
Other investments	0
Deferred tax assets	0
Other assets	914
Total non-current assets	914
Total assets	9,594
Financial assets | Fair value recognized in profit or loss
Cash and cash equivalents
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable, prepaid expenses and other current assets	0
Inventories	0
Prepaid expenses and other current assets	0
Assets held for sale (note 5)	0
Total current assets	0
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	24
Investments in associates and joint ventures (note 2 and 5)	0
Other investments	0
Deferred tax assets	0
Other assets	0
Total non-current assets	24
Total assets	24
Financial assets | Investments in equity instruments at FVOCI
Cash and cash equivalents
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable, prepaid expenses and other current assets	0
Inventories	0
Prepaid expenses and other current assets	0
Assets held for sale (note 5)	0
Total current assets	0
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures (note 2 and 5)	0
Other investments	1,247
Deferred tax assets	0
Other assets	0
Total non-current assets	1,247
Total assets	1,247
Financial assets | Derivatives
Cash and cash equivalents
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable, prepaid expenses and other current assets	0
Inventories	0
Prepaid expenses and other current assets	545
Assets held for sale (note 5)	0
Total current assets	545
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures (note 2 and 5)	0
Other investments	0
Deferred tax assets	0
Other assets	1,080
Total non-current assets	1,080
Total assets	1,625
Financial liabilities at amortised cost, class | Financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt (note 8)	4,556
Trade accounts payable, accrued expenses and other liabilities	12,418
Short-term provisions	14
Accrued expenses and other liabilities	2,601
Income tax liabilities	0
Liabilities held for sale (note 5)	0
Total current liabilities	19,589
Non-current liabilities:
Long-term debt, net of current portion (note 8)	8,963
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	665
Total non-current liabilities	9,628
Equity:
Total liabilities and equity	29,217
Derivatives | Financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt (note 8)	0
Trade accounts payable, accrued expenses and other liabilities	0
Short-term provisions	0
Accrued expenses and other liabilities	273
Income tax liabilities	0
Liabilities held for sale (note 5)	0
Total current liabilities	273
Non-current liabilities:
Long-term debt, net of current portion (note 8)	0
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	318
Total non-current liabilities	318
Equity:
Total liabilities and equity	$ 591